Range Cancer Therapeutics ETF
Schedule of Investments
November 30, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 100.0%
	Biotechnology — 83.3% (a)
34,202	2seventy bio, Inc. (b)	$62,590
13,130	Acrivon Therapeutics, Inc. (b)	53,176
81,002	Adicet Bio, Inc. (b)	95,582
105,736	Agenus, Inc. (b)	82,167
35,608	Allogene Therapeutics, Inc. (b)	83,679
14,831	Ambrx Biopharma, Inc. (b)	171,150
34,548	Apollomics, Inc. (b)	32,648
4,190	Arcellx, Inc. (b)	220,101
6,734	Arcus Biosciences, Inc. (b)	101,414
14,720	Aura Biosciences, Inc. (b)	118,054
48,263	Autolus Therapeutics plc - ADR (b)	206,566
6,647	Bicycle Therapeutics plc - ADR (b)	95,717
9,137	Biomea Fusion, Inc. (b)	137,695
1,226	BioNTech SE - ADR (b)	123,103
2,737	Blueprint Medicines Corporation (b)	190,605
23,638	Caribou Biosciences, Inc. (b)	138,755
65,030	Compass Therapeutics, Inc. (b)	107,300
13,908	Cullinan Oncology, Inc. (b)	113,907
9,951	Day One Biopharmaceuticals, Inc. (b)	115,233
10,322	Deciphera Pharmaceuticals, Inc. (b)	130,160
53,688	Erasca, Inc. (b)	91,270
6,351	Exelixis, Inc. (b)	138,515
26,948	Exscientia plc - ADR (b)	164,383
62,962	Fate Therapeutics, Inc. (b)	156,775
6,126	Genelux Corporation (b)	72,899
3,648	Genmab AS - ADR (b)	115,313
62,676	Geron Corporation (b)	120,965
4,749	Ideaya Biosciences, Inc. (b)	149,356
18,821	IGM Biosciences, Inc. (b)	126,854
11,363	Immatics NV (b)	100,449
76,953	ImmunityBio, Inc. (b)	283,187
2,624	Immunocore Holdings plc - ADR (b)	138,364
8,812	ImmunoGen, Inc. (b)	258,632
6,625	Inhibrx, Inc. (b)	137,601
46,326	Innate Pharma SA - ADR (b)	111,182
26,284	Iovance Biotherapeutics, Inc. (b)	159,544
11,243	iTeos Therapeutics, Inc. (b)	105,234
14,035	Janux Therapeutics, Inc. (b)	122,526
114,475	Karyopharm Therapeutics, Inc. (b)	88,146
7,272	Kymera Therapeutics, Inc. (b)	150,967
2,088	Legend Biotech Corporation - ADR (b)	126,992
29,725	MacroGenics, Inc. (b)	244,042
97,545	Mersana Therapeutics, Inc. (b)	160,949
4,191	Mirati Therapeutics, Inc. (b)	237,839
23,048	Monte Rosa Therapeutics, Inc. (b)	71,449
17,229	MorphoSys AG - ADR (b)	117,846
105,736	NGM Biopharmaceuticals, Inc. (b)	78,974
15,634	Nurix Therapeutics, Inc. (b)	97,243
2,926	Nuvalent, Inc. - Class A (b)	191,273
106,549	Nuvation Bio, Inc. (b)	132,121
92,962	Precigen, Inc. (b)	104,117
43,559	Prelude Therapeutics, Inc. (b)	144,180
168,509	Rain Oncology, Inc. (b)	176,934
7,104	RAPT Therapeutics, Inc. (b)	103,150
16,163	Recursion Pharmaceuticals, Inc. - Class A (b)	110,717
168	Regeneron Pharmaceuticals, Inc. (b)	138,400
14,783	Relay Therapeutics, Inc. (b)	116,934
7,743	Replimune Group, Inc. (b)	86,567
11,148	REVOLUTION Medicines, Inc. (b)	260,072
665	Seagen, Inc. (b)	141,785
5,259	SpringWorks Therapeutics, Inc. (b)	159,821
35,426	Sutro Biopharma, Inc. (b)	92,462
7,979	Syndax Pharmaceuticals, Inc. (b)	132,810
16,277	Tango Therapeutics, Inc. (b)	123,705
47,929	Theseus Pharmaceuticals, Inc. (b)	182,609
9,417	Tyra Biosciences, Inc. (b)	110,273
8,512	VectivBio Holding AG (b)	144,704
59,449	Vor BioPharma, Inc. (b)	109,981
6,695	Xencor, Inc. (b)	122,786
5,917	Zentalis Pharmaceuticals, Inc. (b)	66,566
20,370	Zymeworks, Inc. (b)	180,682
		9,439,747
	Healthcare-Services — 0.8%
71,769	Ginkgo Bioworks Holdings, Inc. (b)	92,582
	Pharmaceuticals — 14.7%
5,677	Arvinas, Inc. (b)	124,724
2,347	Bristol-Myers Squibb Company	115,895
8,604	Enliven Therapeutics, Inc. (b)	96,881
21,277	Foghorn Therapeutics, Inc. (b)	90,427
9,417	HUTCHMED China, Ltd. - ADR (b)	181,560
17,207	Immuneering Corporation - Class A (b)	112,878
14,006	Kura Oncology, Inc. (b)	135,438
81,961	Lyell Immunopharma, Inc. (b)	141,793
1,289	Merck & Company, Inc.	132,097
5,684	Merus NV (b)	140,622
13,422	Repare Therapeutics, Inc. (b)	69,123
74,072	Summit Therapeutics, Inc. (b)	150,366
27,759	Y-mAbs Therapeutics, Inc. (b)	172,383
		1,664,187
	Software — 1.2%
4,194	Schrodinger, Inc. (b)	130,391
	TOTAL COMMON STOCKS (Cost $13,454,984)	11,326,907

	SHORT-TERM INVESTMENTS — 0.1%
13,236	First American Government Obligations Fund - Class X, 5.29% (c)	13,236
	TOTAL SHORT-TERM INVESTMENTS (Cost $13,236)	13,236

	TOTAL INVESTMENTS (Cost $13,468,220) — 100.1%	11,340,143
	Liabilities in Excess of Other Assets — (0.1)%	(7,081)
	NET ASSETS — 100.0%	$11,333,062

Percentages are stated as a percent of net assets.

ADR  American Depositary Receipt.

(a) To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b) Non-income producing security.
(c) Rate shown is the annualized seven-day yield as of November 30, 2023.

Summary of Fair Value Disclosure at November 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

	Level 1	Level 2	Level 3	Total
Assets(a)
Common Stocks	$11,182,203	$144,704	$–	$11,326,907
Short-Term Investments	13,236	–	–	13,236
Total Investments in Securities	$11,195,439	$144,704	$–	$11,340,143

(a) See Schedule of Investments for further disaggregation of investment categories.

For the period ended November 30, 2023, the Fund did not recognize any transfers to or from Level 3.